Summary Of Significant Accounting Policies (Policies)	9 Months Ended
Sep. 30, 2012
Accounting Policies [Abstract]
Principles of Consolidation

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of all of the entities that make up the Company.  All significant inter-company balances and transactions have been eliminated.

Reclassification

Reclassification

The Company has made certain reclassifications to conform to prior periods’ data to the current presentation.  These reclassifications had no effect on reported assets, liabilities or results of operations.

Basis of Accounting

Basis of Accounting

The accompanying unaudited interim financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and the rules and regulations of the United States Securities and Exchange Commission for interim financial information. Accordingly, they do not include all the information and footnotes necessary for a comprehensive presentation of financial position, results of operations, stockholders’ equity or cash flows. It is management's opinion, however, that all material adjustments (consisting of normal recurring adjustments) have been made which are necessary for a fair financial statement presentation.

The results of operations for the three and nine months ended September 30, 2012 are not necessarily indicative of the results that may be expected for the full year ending December 31, 2012. The accompanying statements should be read in conjunction with the more detailed financial statements, and the related footnotes thereto, included in the Company’s Annual Report on Form 10-K filed with the SEC on March 30, 2012.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  On an on-going basis, the Company evaluates its estimates, including, but not limited to, those related to investment tax credits, bad debts, income taxes and contingencies. The Company bases its estimates on historical experience and on various other assumptions that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. Actual results could differ from those estimates.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all highly liquid debt instruments and other short-term investments with maturity of three months or less, when purchased, to be cash equivalents.  The Company maintains cash and cash equivalent balances at one financial institution that is insured by the Federal Deposit Insurance Corporation.  Any amounts of cash in financial institutions over FDIC insured limits, exposes the Company to cash concentration risk.

Revenue Recognition

Revenue Recognition

The Company’s main source of revenue is from the development of custom applications or “Apps” for customers. The Company uses a hybrid method for recognizing revenue that includes elements from both ASC 985-605, Software Revenue Recognition and ASC 605-35, Construction-Type and Production-Type Contracts.

The Company recognizes revenues in accordance with ASC 985-605 when persuasive evidence of an agreement exists, delivery of the software has occurred, the fee is fixed or determinable, and collectability is probable. Nonrecurring revenues related to perpetual license sale with multiple elements are recognized in accordance with the guidance on software revenue recognition.

When the arrangement with a customer includes significant production, modification, or customization of the software, the Company recognizes the related revenue using the percentage-of-completion method in accordance with the accounting guidance and certain production-type contracts contained in ASC 605-35.  The Company uses the percentage of completion method provided all of the following conditions exist:

•	the contract includes provisions that clearly specify the enforceable rights regarding goods or services to be provided and received by the parties, the consideration to be exchanged and the manner and terms of settlement;

•	the customer can be expected to satisfy its obligations under the contract;

•	the Company can be expected to perform its contractual obligations; and

•	reliable estimates of progress towards completion can be made.

The Company measures completion based on achieving milestones detailed in the agreements with the customers. Costs of providing services, including services accounted for in accordance with ASC 605-35, are expensed as incurred.

The following is an example of how revenue is recognized involving an arrangement with a customer that includes significant production, modification, or customization of the software: a typical project will require between 50-100 working days from beginning to end.  On average 25-50 cumulative working days are expended prior to the start of development and this work typically includes, design, storyboards, and architecture. Prior to developing the App, hard costs are incurred as a number of variables are taken into account for preparation.  Those often include the following:

•	understanding the client's business situation and environment, including their competitive landscape;

•	researching and establishing the goals of the App;

•	understanding and researching the target and potential App use cases;

•	developing a monetization strategy;

•	determining functionality and articulating the functionality through a storyboard and functional specification document; and

•	determining the resources and timeline needed to complete the final work product.

Therefore, since significant work has been undertaken by the Company, the Company typically receives a non-refundable payment of up to fifty percent (50%) of the proposed project contract at the time that the contract is signed or soon thereafter. The revenue is recognized at this point in time. Another twenty five percent (25%) of the contract is typically billable per stated terms of the contract and revenue is recognized at that time, typically upon release of beta version of the App. Upon completion of the App to the client typically the remaining twenty five percent (25%) is billed to the client and recognized as revenue to the Company.

The Company also generates revenue from the sale of Apps through the Apple store and other App marketplaces. This revenue is recognized in the period the App is sold to the end user on an accrual basis.

Accounts Receivable

Accounts Receivable

Accounts receivable are stated at the amounts management expects to collect from outstanding balances.  Management provides for probable uncollectible amounts through a charge to earnings and a credit to a valuation allowance based on its assessment of the current status of individual accounts.  Balances outstanding after management has used reasonable collection efforts are written off through a charge to the valuation allowance and a credit to trade accounts receivable.  Management has determined that the allowance for doubtful accounts at September 30, 2012 and December 31, 2011 is $91,054 and $108,000, respectively.

Accounts receivable will generally be due within 30 to 90 days and collateral is not required.

Income Taxes

Income Taxes

Income taxes are accounted for under the asset and liability method in accordance with ASC 740, Income Taxes. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial carrying amounts of existing assets and liabilities and their respective tax bases as well as operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the periods in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Deferred tax assets are reduced by a valuation allowance to the extent that the recoverability of the asset is unlikely to be recognized.

The Company follows ASC 740 rules governing uncertain tax positions, which provides guidance for recognition and measurement. This prescribes a threshold condition that a tax position must meet for any of the benefits of the uncertain tax position to be recognized in the financial statements. It also provides accounting guidance on derecognization, classification and disclosure of these uncertain tax positions.

Uncertainty in Income Taxes

Uncertainty in Income Taxes

Under ASC 740-10-25 recognition and measurement of uncertain income tax positions is required using a “more-likely-than-not" approach.  Management evaluates its tax positions on an annual basis and has determined that as of September 30, 2012 no additional accrual for income taxes is necessary.

Research and Development	Research and Development The Company incurs costs on activities that relate to research and development of new technology and products. Research and development costs are expensed as incurred.
Property and equipment

Property and equipment

Property and equipment are stated at cost.  Expenditures that materially increase the life of the assets are capitalized.  Ordinary maintenance and repairs are charged to expense as incurred.  When assets are sold or otherwise disposed of, the cost and the related accumulated depreciation and amortization are removed from the accounts and any realized gain or loss is recognized at that time.

Depreciation is computed primarily on the straight line method for financial statement purposes over the following estimated useful lives:

Computer equipment	3-5 years

Furniture and fixtures	3-5 years

Intangible Assets

Intangible Assets

Intangible assets are stated at cost. Expenditures of costs incurred to renew or extend the term of a recognized intangible asset and materially extend the useful life are capitalized. When assets are sold or otherwise written off due to asset impairment, the cost and the related accumulated amortization are removed from the accounts and any realized gain or loss is recognized at that time.

Amortization is computed primarily on the straight line method for financial statement purposes over the estimated useful life. Estimated useful lives will vary based on the nature of the intangible asset.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Company adopted ASC 820, Fair Value Measurements and Disclosures, for assets and liabilities measured at fair value on a recurring basis. ASC 820 establishes a common definition for fair value to be applied to existing US GAAP that requires the use of fair value measurements which establishes a framework for measuring fair value and expands disclosure about such fair value measurements.

ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Additionally, ASC 820 requires the use of valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. These inputs are prioritized below:

Level 1:	Observable inputs such as quoted market prices in active markets for identical assets or liabilities

Level 2:	Observable market-based inputs or unobservable inputs that are corroborated by market data

Level 3:	Unobservable inputs for which there is little or no market data, which require the use of the reporting entity’s own assumptions.

The carrying amounts reported in the balance sheet for cash, accounts payable, and accrued liabilities approximate their estimated fair market value based on the short-term maturity of this instrument.

In addition, FASB ASC 825-10-25, Fair Value Option was effective for January 1, 2008. ASC 825-10-25 expands opportunities to use fair value measurements in financial reporting and permits entities to choose to measure many financial instruments and certain other items at fair value.

The following table presents a reconciliation of the derivative liability measured at fair value on a recurring basis using significant unobservable input (Level 3) from January 1, 2012 to September 30, 2012:

Conversion feature derivative liability
Balance January 1, 2012	$—
Recognition of derivative liability	501,588
Balance March 31, 2012	501,588
Change in fair value	(447,976)
Balance September 30, 2012	$53,612

Earnings (Loss) Per Share of Common Stock

Earnings (Loss) Per Share of Common Stock

Basic net earnings (loss) per common share is computed using the weighted average number of common shares outstanding. Diluted earnings per share ("EPS") include additional dilution from common stock equivalents, such as stock issuable pursuant to the exercise of stock options and warrants. Common stock equivalents were not included in the computation of diluted earnings per share on the consolidated statement of operations for the three and nine month periods ended September 30, 2012 due to the fact that the Company reported a net loss and to do so would be anti-dilutive for that period presented.

The following is a reconciliation of the computation for basic and diluted EPS:

(Loss) Per Share of Common Stock

	For the three months ended September 30, 2012	For the three months ended September 30, 2011	For the nine months ended September 30, 2012	For the nine months ended September 30, 2011
Net loss	$(700,040)	$(275,967)	$(1,973,235)	$(483,906)
Weighted-average common shares
Outstanding (Basic)	43,520,923	40,000,000	42,455,871	19,222,934

Weighted-average common stock
Equivalents
Stock options	—	—	—	2,644,172

Weighted-average commons shares
Outstanding (Diluted)	43,520,923	40,000,000	42,455,871	21,867,106

NET (LOSS) PER COMMON SHARE
Basic and Diluted	$(0.02)	$(0.01)	$(0.05)	$(0.02)

Diluted net loss per share reflects the potential dilution that could occur if the securities or other contracts to issue common stock were exercised or converted into common stock.

Goodwill and Other Intangible Assets

Goodwill and Other Intangible Assets

In accordance with ASC 350-30-65 (formerly SFAS 142, Goodwill and Other Intangible Assets ), the Company assesses the impairment of identifiable intangibles whenever events or changes in circumstances indicate that the carrying value may not be recoverable. Intangible assets were comprised of website assets. Factors the Company considers to be important which could trigger an impairment review include the following:

1.	Significant underperformance relative to expected historical or projected future operating results;

2.	Significant changes in the manner of use of the acquired assets or the strategy for the overall business; and

3.	Significant negative industry or economic trends.

When the Company determines that the carrying value of intangibles may not be recoverable based upon the existence of one or more of the above indicators of impairment and the carrying value of the asset cannot be recovered from projected undiscounted cash flows, the Company records an impairment charge. The Company measures any impairment based on a projected discounted cash flow method using a discount rate determined by management to be commensurate with the risk inherent in the current business model. Significant management judgment is required in determining whether an indicator of impairment exists and in projecting cash flows. The Company did not consider it necessary to record any impairment charges during the period ended September 30, 2012.

Stock Based Compensation

Stock Based Compensation

The Company applies ASC 718-10 and ASC 505-50 (formerly SFAS 123R) in accounting for stock options issued to employees. The amount of compensation cost for share-based payments is measured based upon the fair value on the grant date of the equity instruments issued.  For stock options issued to non-employees, the Company applies the same standard.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

Accounting standards that have been issued or proposed by the FASB that do not require adoption until a future date are not expected to have a material impact on the consolidated financial statements upon adoption.